Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information
Summary of the Group's operating segment results

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenues:
So-Young	1,017,170	1,230,583	1,198,573
Wuhan Miracle	242,339	268,756	269,551
Total	1,259,509	1,499,339	1,468,124
Elimination	(1,635)	(1,310)	(1,426)
Consolidated total revenues	1,257,874	1,498,029	1,466,698

Cost of revenues:
So-Young	(259,940)	(404,375)	(423,988)
Wuhan Miracle	(134,369)	(140,635)	(144,722)
Total	(394,309)	(545,010)	(568,710)
Elimination	1,017	674	1,125
Consolidated total cost of revenues	(393,292)	(544,336)	(567,585)

Gross profit:
So-Young	757,230	826,208	774,585
Wuhan Miracle	107,970	128,121	124,829
Total	865,200	954,329	899,414
Elimination	(618)	(636)	(301)
Consolidated gross profit	864,582	953,693	899,113

Summary of net revenues by type of good or service

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
So-Young:
Information, reservation services and others	998,834	1,151,532	929,455
Aesthetic treatment services	—	12,959	169,263
Sales of medical products and maintenance services	18,336	66,092	99,855
Wuhan Miracle:
Sales of medical products and maintenance services	242,339	268,756	269,551
Elimination	(1,635)	(1,310)	(1,426)
Total revenues	1,257,874	1,498,029	1,466,698

Summary of depreciation expenses of property and equipment in cost of revenues by segment

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
So-Young	3,676	5,955	8,519
Wuhan Miracle	1,855	1,220	1,101
Total depreciation expenses of property and equipment	5,531	7,175	9,620

Summary of amortization expenses of intangible assets in cost of revenues by segment

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
So-Young	9,649	9,532	9,528
Wuhan Miracle	12,667	12,667	10,202
Total amortization expense of intangible assets	22,316	22,199	19,730